Chapter 11 Filing and Emergence from Bankruptcy (Reorganization Items, Net) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liabilities Subject To Compromise And Reorganization Items [Line Items]
Trustee fees	$ 30				$ 140					$ 217	$ 2,751	$ 3,006
Professional fees	283				3,227					8,027	112,678	62,823
Litigation Settlement, net	(20,359)
Litigation settlement due to class action plaintiffs	2,136
Other claims adjustments					120					(192)	13,895	216
Reorganization Items, Total	$ (17,910)	$ 1,708	$ 1,420	$ 1,437	$ 3,487	$ 6,338	$ 49,756	$ 86,123	$ 29,256	8,052	171,473	327,170
Professional fees										2,782	15,258	14,950
Provision for post-petition interest on debt facilities											15,416
Deferred financing fees write-off												$ 4,603
2004 Stock Incentive Plan											$ 1,796
Bankruptcy claims, amount of claims settled		$ 15,000								15,000
Greylock Partners LLC [Member]
Liabilities Subject To Compromise And Reorganization Items [Line Items]
Professional fees										$ 1,083